Annual Operating Expenses {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-07 - Fidelity Managed Retirement 2020 Fund - Class K	Sep. 29, 2022
Operating Expenses:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.37%